[First Security Benefit Life Insurance and Annuity Company of New York]

January 10, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F St. N.E.
Washington, D.C. 20549

RE:	First Security Benefit Life Insurance and Annuity Company of New York
Variable Annuity Account A
Post-Effective Amendment No. 4 to the
Registration Statement on Form N-4
(File Nos. 333-142084 and 811-21104)

Commissioners:

On behalf of First Security Benefit Life Insurance and Annuity Company of New York, we have attached for filing Post-Effective Amendment No. 4 (the “Amendment”) to the registration statement on Form N-4 for a flexible premium deferred variable annuity contract issued through Variable Annuity Account A.  The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, to add a new prospectus under the registration statement to describe an “enhanced” version of the existing contract.

Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to be filed pursuant to Rule 485(b) on or before March 18, 2011.

If you have any questions or comments regarding the Amendment, please call Elisabeth Bentzinger at (202) 383-0717.

Sincerely,

/s/ Chris Swickard

Chris Swickard
Associate General Counsel

Enclosures
cc:           Elisabeth M. Bentzinger